Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Parenthetical) (Detail) (Projected Benefit Obligation Assumptions [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%
Health care cost trend rate to decrease Period	2019
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 9 months 18 days	6 years 4 months 24 days
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	15 years 10 months 24 days	14 years 7 months 6 days
Non Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	12 years 4 months 24 days	11 years 6 months